Related Party Transactions (Table)	6 Months Ended
Jun. 30, 2017
Related Party Transactions Table
Related Party Transactions
Related Party	Relationship
Daniel Shih (Daniel)	Founder/promoter and shareholder; Aircom’s CEO and Director between February 13, 2017 and April 26, 2017; Aircom’s CFO between February 13, 2017 and May 5, 2017
Bunny Wu	Shareholder
Giretsu Shih	President of Aircom Japan
dMobile System Co. Ltd. (dMobile)	Daniel is the Chairman
Klingon Aerospace, Inc. (Klingon)	Daniel was the Chairman from February 2015 to February 2016
Law Office of Jan Yung Lin	100% owned by Jan
Priceplay.com, Inc. (PPUS)	Daniel is the Chairman
Priceplay Taiwan Inc. (PPTW)	Parent of PPUS

Significant related party transactions
The Company has extensive transactions with its related parties. It is possible that the terms of these transactions are not the same as those which would result from transactions among wholly unrelated parties.

a.	As of December 31, 2016 and 2015 and June 30, 2017,

	December 31,		June 30,
	2015	2016	2017
			(Unaudited)
Accounts receivable from dMobile	$3,478,900	$-	$-

Other receivable from
PPUS	$80,500	$-	$-
Daniel	35,680	-	-
Total	$116,180	$-	$-

Rental deposit to Daniel	$-	$4,966	$4,804

Other payable to:
dMobile	$3,950,000	$471,100	$-
Klingon	762,000	762,000	762,000
PPUS	387,500	737,000	-
PPTW	80,000	819,300	-
Giretsu Shih	-	69,385	50,711
Daniel	10,312	49,500	32,424
Bunny Wu	-	32,149	-
Others	34,451	15,141	52,658
Total	$5,224,263	$2,955,575	$897,793

b.	For the year ended December 31, 2014, 2015 and 2016 and six months ended June 30, 2016 and 2017,

				Six Months Ended June 30,
	Year Ended December 31,			(Unaudited)
	2014	2015	2016	2016	2017
Sales to
dMobile	$-	$5,478,900	$-	$-	$-
PPUS	-	650,000	-	-	-
Total	$-	$6,128,900	$-	$-	$-

100% of the Company’s sales for the year ended December 31, 2015 were to related parties.

				Six Months Ended June 30,
	Year Ended December 31,			(Unaudited)
	2014	2015	2016	2016	2017
Intangible purchase from dMobile	$-	$4,950,000	$-	$-	$-

Legal expenses paid to Law Office of Jan Yung Lin	$-	$51,431	$10,000	$10,000	$-

Rent expenses paid to Daniel	$-	$-	$-	$-	$7,211